SCHEDULE OF ACCOUNTS RECEIVABLE (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)
Receivables from the distribution sales	[1]			¥ 62,576		¥ 54,978
Factoring receivables				29,147		28,149
Receivables from merchants under marketplace business				6,613		6,329
Receivables from sales channels on other platforms				894		490
Receivables from other revenue				241		292
Less: allowance for credit losses				(35,159)		(34,005)
Total accounts receivable, net		$ 7,704		64,312		56,233
Accounts Receivable, Credit Loss Expense (Reversal)		$ 2,105	¥ 15,364	¥ 37,098	¥ 21,233
Customer A [Member]
Receivables from the distribution sales						¥ 54,978
Accounts Receivable, Credit Loss Expense (Reversal)			¥ 2,599

[1]	The Group sells merchandise mainly through an independent distributor, Customer A, with credit term granted. As of December 31, 2024, receivables from the distribution sales due from Customer A was RMB 54,978